Voya International Index Portfolio Expense Example - Voya International Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,305
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	713
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,013
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,190